Equity Investment (Tables)	12 Months Ended
Dec. 31, 2021
Equity Investment [Abstract]
Schedule of investment in affiliate of operating data
Operating data:	Year ended December 31,
	2020	2019
Revenue	--	--
Operating loss	(10,705)	(10,046)
Net loss	(10,707)	(10,032)